General and Administrative Expenses	12 Months Ended
Mar. 31, 2023
Selling, general and administrative expense [Abstract]
General and Administrative Expenses [Text Block]

23.    General and Administrative Expenses

General and administrative expenses were comprised of the following for the years ended:

	March 31, 2023	March 31, 2022
Management fees, salaries and wages	$1,541,511	$1,259,958
Marketing	1,019,137	592,837
Office, administration, and regulatory	5,461,088	4,978,979
Professional fees, advisory, and consulting	5,221,080	4,121,165
Total	$13,242,816	$10,952,939